UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07371

CREDIT SUISSE JAPAN EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue
New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

Credit Suisse Japan Equity Fund

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.9%)
Japan (98.9%)
Auto Components (3.8%)
NHK Spring Company, Ltd.	177,000	$1,133,892
Nok Corp.	52,700	1,588,731
		2,722,623

Automobiles (9.8%)
Honda Motor Company, Ltd.	37,800	1,838,195
Nissan Motor Company, Ltd.	158,400	1,708,284
Toyota Motor Corp.	85,400	3,432,704
		6,979,183

Banks (13.3%)
Mitsubishi Tokyo Financial Group, Inc.	366	3,273,985
Mizuho Financial Group, Inc.	793	3,002,521
Sumitomo Mitsui Financial Group, Inc.	535	3,220,897
		9,497,403

Chemicals (2.9%)
JSR Corp.	54,800	907,146
Toray Industries, Inc.	240,000	1,136,961
		2,044,107

Diversified Financials (11.5%)
Acom Company, Ltd.	24,760	1,592,833
JAFCO Company, Ltd.	8,000	487,371
Matsui Securities Company, Ltd.§	46,800	1,284,895
Mitsubishi Securities Company, Ltd.	83,000	959,912
ORIX Corp.	10,400	1,123,467
Promise Company, Ltd.	35,050	2,270,522
Takefuji Corp.	6,330	454,354
		8,173,354

Electrical Equipment (1.4%)
Nitto Denko Corp.	23,000	961,644

Electronic Equipment & Instruments (13.9%)
Hitachi Chemical Company, Ltd.	98,100	1,408,281
Hoya Corp.	15,400	1,582,074
Keyence Corp.	9,100	1,923,611
Nidec Corp.	12,100	1,123,637
Omron Corp.	65,000	1,390,920
Rohm Company, Ltd.	11,900	1,272,693
TDK Corp.	10,700	739,222
Yaskawa Electric Corp.	88,000	460,311
		9,900,749

Food & Drug Retailing (2.9%)
Matsumotokiyoshi Company, Ltd.	50,900	1,303,840
Seven-Eleven Japan Company, Ltd.	24,000	736,441
		2,040,281

Household Durables (3.3%)
Funai Electric Company, Ltd.	8,600	1,203,715
Matsushita Electric Industrial Company, Ltd.	84,000	1,118,442
		2,322,157

	Number of Shares	Value

Household Products (0.7%)
Uni-Charm Corp.	9,600	503,019

Insurance (1.7%)
Millea Holdings, Inc.	81	1,191,871

Leisure Equipment & Products (4.1%)
Sammy Corp.§	39,300	1,935,821
Yamaha Corp.	67,000	1,015,926
		2,951,747

Machinery (5.5%)
Daikin Industries, Ltd.	77,000	1,896,415
Hitachi Construction Machinery Company, Ltd.§	26,000	287,865
Kubota Corp.	167,000	756,673
SMC Corp.	9,800	958,414
		3,899,367

Metals & Mining (3.2%)
JFE Holdings, Inc.	96,000	2,295,456

Multiline Retail (0.9%)
Don Quijote Company, Ltd.	10,900	607,321

Office Electronics (2.0%)
Canon, Inc.	29,500	1,439,864

Pharmaceuticals (2.1%)
Fujisawa Pharmaceutical Company, Ltd.	63,000	1,526,176

Real Estate (2.8%)
Mitsui Fudosan Company, Ltd.	181,000	2,010,480

Road & Rail (1.0%)
Nippon Express Company, Ltd.	135,000	713,427

Software (1.3%)
Fuji Soft ABC, Inc.	29,400	957,534

Specialty Retail (3.0%)
Shimamura Company, Ltd.	16,900	1,228,209
USS Company, Ltd.	11,610	937,508
		2,165,717

Trading Companies & Distributors (6.7%)
Misumi Corp.	40,700	1,194,106
Mitsui & Company, Ltd.	256,000	1,917,904
Sumitomo Corp.	233,000	1,626,432
		4,738,442

Wireless Telecommunication Services (1.1%)
NTT DoCoMo, Inc.	432	751,945

TOTAL COMMON STOCKS (Cost $57,834,331)		70,393,867

	Number of Shares	Value

SHORT-TERM INVESTMENT (4.5%)
State Street Navigator Prime Fund§§ (Cost $3,204,100)	3,204,100	3,204,100

	Par (000)
SHORT-TERM IN VESTMENT (1.4%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $1,021,000)	$1,021	1,021,000

TOTAL INVESTMENTS AT VALUE (104.8%) (Cost $62,059,431)		74,618,967

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.8%)		(3,425,826)

NET ASSETS (100.0%)		$71,193,141

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York  Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $62,059,431, $14,701,600, $(2,142,064) and $12,559,536, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE JAPAN EQUITY FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004